UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5021

DREYFUS PREMIER SHORT INTERMEDIATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31

Date of reporting period:	3/31/05

SSL-DOCS2 70128344v14

FORM N-CSR

Item 1.	Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
18	Statement of Assets and Liabilities
19	Statement of Operations
20	Statement of Changes in Net Assets
22	Financial Highlights
26	Notes to Financial Statements
33	Report of Independent Registered
Public Accounting Firm
34	Important Tax Information
35	Board Members Information
37	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
Short-Intermediate
Municipal Bond Fund

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for Dreyfus Premier Short-Intermediate Municipal Bond Fund covers the 12-month period from April 1, 2004, through March 31, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Monica S.Wieboldt.

Rising energy prices, an improving labor market and robust economic growth appear to have rekindled investors’ inflation concerns. Indeed, in its comments accompanying its latest increase in short-term interest rates, the Federal Reserve Board’s Federal Open Market Committee indicated that pricing power is “more evident.” As a result, the municipal bond market recently gave back a portion of its previous gains.

Nonetheless, most analysts agree that fixed-income securities generally have held up well compared to previous periods of rising short-term interest rates. Strong investor demand and a more moderate supply of newly issued securities have supported prices of municipal bonds. In our view, the tax-exempt bond market’s relative strength represents yet another example of how a longer-term investment perspective and a steady asset allocation strategy can benefit investors. As always, we encourage you to talk regularly with your financial advisor about the investment strategies that may be appropriate for you.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Monica S. Wieboldt, Portfolio Manager

How did Dreyfus Premier Short-Intermediate Municipal Bond Fund perform relative to its benchmark?

For the 12-month period ended March 31, 2005, the fund produced total returns of 0.04% for Class A shares, –0.74% for Class B shares, 0.26% for Class D shares and 0.04% for Class P shares.1 In comparison, the Lehman Brothers 3-Year Municipal Bond Index (the “Index”), the fund’s benchmark, provided a total return of 0.09% for the reporting period.2

Municipal bonds in the short- to intermediate-term range were adversely affected during the reporting period by heightened volatility related to rising interest rates and inflationary pressures in a recovering economy. The fund’s Class D shares produced higher returns than its benchmark primarily due to a shorter duration than the benchmark.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal personal income tax.The fund will invest only in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus.The fund invests primarily in municipal bonds with remaining maturities of five years or less and generally maintains a dollar-weighted average portfolio maturity of two to three years.

The portfolio manager may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, the portfolio manager may assess the current interest-rate environment and the municipal bond’s potential volatility in different rate environments.The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation to either discount bonds or to premium bonds will change along with the portfolio manager’s changing views of the current interest-rate and market environment.The portfolio manager also may look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

The reporting period began and ended with heightened volatility. In April 2004, strengthening labor markets and rising commodity prices sparked concerns that inflationary pressures might rise. In response, in late June 2004 the Federal Reserve Board (the “Fed”) implemented its first increase in the overnight federal funds rate in approximately four years. Six additional rate hikes followed over the course of the reporting period, and by the end of March 2005 the federal funds rate had climbed from 1% to 2.75% .

However, unlike previous moves toward higher interest rates, longer-term bond yields did not rise. Instead, they declined as investors apparently believed that the pace of economic recovery was not strong enough to ignite an acceleration of inflation. Rising short-term yields and falling long-term yields created heightened volatility among intermediate-term securities for much of the reporting period. During the first quarter of 2005, longer-term yields finally began to rise after Fed chairman Alan Greenspan called the resilience of longer-term bonds a “conundrum” and noted a return of pricing power for many businesses.

On the other hand, the fund’s performance was positively influenced by an improving credit environment.As the economic recovery gained momentum, many states and municipalities enjoyed higher tax revenues. This improvement translated into an improved outlook for some issuers and a tightening of credit spreads.

4

As it became clearer to us that the Fed was committed to moving gradually away from its accommodative monetary policy of the past several years, we reduced the fund’s effective average duration in an attempt to avoid heightened volatility among intermediate-term bonds. In addition, we intensified the fund’s focus on income-oriented bonds that we believed would hold more of their value as interest rates rose. We found such opportunities among bonds issued by housing authorities as well as various corporate-backed municipal issues.

What is the fund’s current strategy?

Because we expect the Fed to continue raising interest rates, we have set the fund’s effective average duration in a range we consider shorter than that of its benchmark. However, we remain watchful for opportunities among longer-term, higher-yielding bonds as they become available. In our view, these are prudent strategies as the economic recovery progresses.

April 15, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers 3-Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 3-year tax-
exempt bond market, consisting of municipal bonds with maturities of 2-4 years. Index returns do not reflect the fees and expenses associated with operating a mutual fund.

The Fund

5

FUND PERFORMANCE
† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class D shares of Dreyfus Premier Short-Intermediate
Municipal Bond Fund on 3/31/95 to a $10,000 investment made in the Lehman Brothers 3-Year Municipal Bond
Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested. Performance for Class A,
Class B and Class P shares will vary from the performance of Class D shares shown above due to differences in charges and expenses.
The fund invests primarily in short-intermediate term municipal securities and maintains a portfolio with a weighted average maturity ranging between 2 and 3 years.The fund’s performance shown in the line graph takes into account fees and expenses.The Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 3-year tax-exempt bond market, consisting of municipal bonds with maturities of 2-4 years, and does not take into account charges, fees and other expenses. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 3/31/05

	Inception				From
	Date	1 Year	5 Years	10 Years	Inception

Class D shares		0.26%	3.13%	3.73%
Class A shares
with maximum sales charge (2.0%)	3/12/03	(1.93)%	—	—	(0.15)%
without sales charge	3/12/03	0.04%	—	—	0.84%
Class B shares
with applicable redemption charge †	3/12/03	(4.65)%	—	—	(1.37)%
without redemption	3/12/03	(0.74)%	—	—	0.05%
Class P shares	3/12/03	0.04%	—	—	0.87%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
† The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to
Class A shares.

The Fund

7

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Short-Intermediate Municipal Bond Fund from October 1, 2004 to March 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2005
	Class A	Class B	Class D	Class P

Expenses paid per $1,000 †	$ 4.33	$ 8.20	$ 3.69	$ 4.33
Ending value (after expenses)	$997.80	$993.10	$998.40	$997.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2005

	Class A	Class B	Class D	Class P

Expenses paid per $1,000 †	$ 4.38	$ 8.30	$ 3.73	$ 4.38
Ending value (after expenses)	$1,020.59	$1,016.70	$1,021.24	$1,020.59

† Expenses are equal to the fund’s annualized expense ratio of .87% for Class A, 1.65% for Class B, .74% for
Class D and .87% for Class P; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
March 31, 2005

	Principal
Long-Term Municipal Investments—100.0%	Amount ($)	Value ($)

Alabama—1.1%
Jefferson County, Limited Obligation
School Warrants:
5%, 1/1/2007	1,500,000	1,548,105
5%, 1/1/2008	1,000,000	1,043,490
Alaska—1.1%
Alaska Housing Finance Corp.
(State Capital Project) 4%, 7/1/2005 (Insured; MBIA)	2,635,000	2,645,619
Arizona—2.0%
Maricopa County Pollution Control Corp., PCR
(Southern California Edison Co.) 2.90%, 3/2/2009	5,000,000	4,861,450
Arkansas—.9%
Arkansas Student Loan Authority, Revenue
(Student Loan) 5.35%, 6/1/2009	2,000,000	2,072,500
California—3.6%
California, Economic Recovery
5%, 7/1/2008	2,000,000	2,109,240
California Department of Water Resources,
Power Supply Revenue
5.25%, 5/1/2007 (Insured; MBIA)	2,500,000	2,626,950
California Statewide Communities Development Authority,
COP (The Internext Group) 4.25%, 4/1/2005	1,975,000	1,975,000
Redding, Electric System Revenue, COP
9.597%, 6/1/2005 (Insured; FGIC)	550,000 [a]	555,093
San Diego County, COP
(Burnham Institute) 5.15%, 9/1/2006	400,000	410,732
Truckee-Donner Public Utility District, COP
4%, 1/1/2007 (Insured; ACA)	1,000,000	1,014,150
Colorado—1.2%
Countrydale Metropolitan District
3.50%, 12/1/2007 (LOC; Compass Bank)	3,000,000	2,989,830
Connecticut—.9%
Greenwich Housing Authority, MFHR (Greenwich Close):
5.95%, 9/1/2006	310,000	314,579
6.05%, 9/1/2007	330,000	337,442
Mashantucket Western Pequot Tribe, Special Revenue
6.50%, 9/1/2005	1,260,000	1,276,619
Mohegan Tribe of Indians of Connecticut Gaming
Authority, Priority Distribution Payment,
Public Improvement 5%, 1/1/2008	300,000	311,109

	The Fund	9

S T A T E M E N T O F I N V E S T M E N T S (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

District of Columbia—1.4%
District of Columbia:
5%, 6/1/2005 (Insured; XLCA)	500,000	502,195
Tax Increment Revenue (Mandarin Oriental)
Zero Coupon, 7/1/2005 (Insured; FSA)	2,890,000	2,872,833
Florida—5.4%
Highlands County Health Facilities Authority, Revenue
(Adventist Health/Sunbelt) 3.35%, 9/1/2005	4,000,000	4,012,160
Hillsborough County Industrial Development Authority,
HR (Tampa General Hospital Project) 4%, 10/1/2006	1,640,000	1,663,518
Lee County Industrial Development Authority,
Health Care Facilities Revenue (Cypress Cove
Healthpack) 4.75%, 10/1/2008	3,000,000	3,001,710
Miami-Dade County, Aviation Revenue
5.25%, 10/1/2008 (Insured; FGIC)	2,000,000	2,127,580
Tampa, Revenue (Health System-Catholic Health)
5%, 11/15/2009 (Insured; MBIA)	1,000,000	1,066,100
West Orange Healthcare District, Revenue
5.30%, 2/1/2007	1,155,000	1,203,071
Georgia—1.1%
Development Authority of the City of
Milledgeville and Baldwin County, Revenue
(Georgia College and State University
Foundation Property III, LLC
Student Housing System Project):
5%, 9/1/2007	640,000	659,238
5%, 9/1/2008	835,000	863,899
5%, 9/1/2009	1,045,000	1,083,331
Hawaii—.5%
Kuakini, Health System Special Purpose Revenue
5%, 7/1/2007	1,235,000	1,251,290
Illinois—2.8%
Alton, Hospital Facility Revenue
(Saint Anthonys Health Center)
5.875%, 9/1/2006	830,000	833,378
Chicago Housing Authority, Capital Program
Revenue 5%, 7/1/2006	4,000,000	4,095,520
Northern Illinois University, Revenues
(Auxilary Facilities System)
Zero Coupon, 4/1/2006 (Insured; FGIC)	1,865,000	1,816,361

10

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Indiana—3.5%
Indiana Development Finance Authority, SWDR
(Waste Management Inc., Project) 2.70%, 10/1/2005	1,000,000	997,170
Indiana Health Facility Financing Authority, Revenue:
(Ascension Health Subordinate Credit Group)
5%, 5/1/2009	2,500,000	2,633,475
Hospital (Methodist Hospital Inc.)
5%, 9/15/2005	1,000,000	1,010,000
Purdue University, University Revenues
(Purdue University Student Facilities System)
5%, 7/1/2006	3,755,000	3,859,126
Iowa—6.5%
Ankeny Community School District,
Sales and Services Tax Revenue
(School Infrastructure) 4%, 7/1/2006	2,560,000	2,592,512
Eddyville, PCR (Cargill Inc. Project)
5.40%, 10/1/2006	2,760,000	2,854,999
Iowa Student Loan Liquidity Corp.,
Student Loan Revenue 4.90%, 12/1/2005	10,000,000	10,154,000
Kansas—1.7%
Burlington, EIR (Kansas City Power and Light):
4.75%, Series A, 10/1/2007	1,000,000	1,029,700
4.75%, Series B, 10/1/2007	2,000,000	2,059,400
4.75%, Series D, 10/1/2007	1,000,000	1,029,700
Louisiana—3.3%
Calcasieu Parish Industrial Development Board, PCR
(Occidental Petroleum Project)
4.80%, 12/1/2006	3,000,000	3,074,580
Saint Charles Parish, PCR
(Entergy Louisiana Inc. Project)
4.90%, 6/1/2005	4,900,000	4,915,092
Maine—.8%
Maine Finance Authority, SWDR
(Waste Management Inc. Project)
3.80%, 11/1/2009	2,000,000	1,949,080
Massachusetts—.7%
Massachusetts Health and Educational Facilities
Authority, Revenue (Partners
Healthcare System) 5%, 7/1/2008	1,500,000	1,582,170

The Fund

11

S T A T E M E N T O F I N V E S T M E N T S (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Michigan—4.7%
Michigan Hospital Finance Authority
(Sparrow Obligation Group):
5%, 11/15/2005	1,250,000	1,266,538
5%, 11/15/2006	1,500,000	1,541,100
5.25%, 11/15/2008	3,000,000	3,156,660
University of Michigan, University Revenues
(Hospital) 5%, 12/1/2006	5,100,000	5,276,817
Mississippi—1.3%
Mississippi (Gaming Counties
Highway Improvements Project)
5%, 10/1/2008 (Insured; AMBAC)	3,000,000	3,191,280
Missouri—.8%
Saint Louis Industrial Development Authority,
MFHR (Vaughn Elderly Apartments Project)
4%, 12/20/2006	2,000,000	2,008,020
Nebraska—1.3%
University of Nebraska, University Revenues
(Lincoln Memorial Stadium) 5%, 11/1/2007	3,035,000	3,172,637
Nevada—1.3%
Washoe County Airport Authority,
Airport System Improvement Revenue
5%, 7/1/2005 (Insured; FGIC)	3,025,000	3,043,906
New Hampshire—.8%
New Hampshire Business Finance Authority,
PCR (United Illuminating) 3.50%, 2/1/2009	2,000,000	1,944,620
New Jersey—7.1%
New Jersey Economic Development Authority, Revenue:
Cigarette Tax
5%, 6/15/2008	2,750,000	2,883,540
Construction
5%, 6/15/2008	6,000,000	6,339,420
Department of Human Services (Pooled Financing)
4%, 7/1/2005	1,350,000	1,355,036
First Mortgage
(Cadbury Corp. Project)
4.65%, 7/1/2006 (Insured; ACA)	1,565,000	1,580,400
Market Transition Facility
5%, 7/1/2005 (Insured; MBIA)	2,500,000	2,516,950
Union County Utilities Authority, Solid Waste Revenue
Senior Lease (Ogden Martin)
5.50%, 6/1/2008 (Insured; AMBAC)	2,240,000	2,384,278

12

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

New Mexico—.8%
Jicarilla Apache Nation, Revenue
4%, 9/1/2008	765,000	775,182
New Mexico Financing Authority, Revenue
(Public Project Revolving Fund)
4%, 6/1/2007 (Insured; AMBAC)	1,145,000	1,171,346
New York—12.0%
Dutchess County Industrial Development Agency,
IDR (IBM Project) 5.45%, 12/1/2009	2,000,000	2,149,080
New York City 5%, 8/1/2006	1,500,000	1,544,325
New York State 5.625%, 8/15/2009	5,000,000	5,106,400
New York State Dormitory Authority:
(City University System Consolidated
Fifth General Resolution Revenue)
5.25%, 1/1/2009	2,000,000	2,128,040
(Lenox Hill Hospital Obligation Group)
5.25%, 7/1/2008	1,250,000	1,312,650
LR (Court Facilities Lease-New York City Issue)
5%, 5/15/2007	3,500,000	3,644,690
(South Nassau Communities Hospital)
5.25%, 7/1/2009	945,000	999,961
New York State Urban Development Corp., Correctional
and Youth Facilities, Service Contract Revenue
(Empire State Development Corp.)
5.25%, 1/1/2009	2,000,000	2,123,840
Port Authority of New York and New Jersey,
Special Obligation Revenue,
(Special Project—JFK International Air Terminal 6)
6.25%, 12/1/2008 (Insured; MBIA)	2,000,000	2,186,520
Tobacco Settlement Financing Corp. of New York,
Revenue Asset Backed:
5%, 6/1/2006	1,200,000	1,228,860
4%, 6/1/2007	4,275,000	4,353,532
5%, 6/1/2007	2,000,000	2,077,040
North Carolina—.6%
North Carolina Medical Care Commission
Retirement Facilities, Revenue, First Mortgage
(Cypress Glen) 3.80%, 10/1/2007	1,500,000	1,489,755
Ohio—3.9%
Hamilton County Local District, Cooling Facilities
Revenue (Trigen Cinergy)
4.60%, 6/1/2009	2,000,000	2,003,640

The Fund

13

S T A T E M E N T O F I N V E S T M E N T S (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Ohio (continued)
Lorain County, HR, Improvement (Catholic Healthcare):
5%, 10/1/2006	3,655,000	3,757,925
5.25%, 10/1/2007	3,515,000	3,674,335
Oklahoma—3.6%
Oklahoma Development Finance Authority, LR:
(Master Oklahoma State System Higher Education)
4%, 6/1/2006	1,000,000	1,014,030
(Oklahoma State System Higher Education)
3%, 12/1/2008 (Insured; MBIA)	1,000,000	995,230
Tulsa County Independent School District:
4%, 7/1/2005	1,125,000	1,129,815
4%, 7/1/2006	1,125,000	1,143,034
4%, 7/1/2007	1,125,000	1,151,854
4%, 7/1/2008	1,160,000	1,193,628
Tulsas Port Catoosa Facilities Authority,
Revenue (Cargill Inc. Project) 5.35%, 9/1/2006	2,100,000	2,167,914
Pennsylvania—2.6%
Allegheny County, Airport Revenue
(Pittsburgh International Airport)
5.75%, 1/1/2006 (Insured; MBIA)	2,000,000	2,039,860
Philadelphia Hospitals and Higher Education
Facilities Authority, Revenue
(Jefferson Health System):
5%, 5/15/2009	1,795,000	1,880,496
5%, 5/15/2009	2,310,000	2,426,008
Rhode Island—.5%
Rhode Island Health and Educational Building Corp.,
Revenue (Hospital Financing)
3%, 9/1/2006 (LOC; Fleet National Bank)	1,165,000	1,165,676
South Carolina—.5%
College of Charleston, Higher Education Facilities
Revenue 4%, 10/1/2005 (Insured; FGIC)	1,145,000	1,153,851
Texas—3.0%
Gulf Coast Waste Disposal Authority,
SWDR (Quaker Oats Co. Project)
5.70%, 5/1/2006	2,750,000	2,821,335
Houston Water and Sewer System, Revenue
5%, 12/1/2005 (Insured; MBIA)	2,355,000	2,395,200

14

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Texas (continued)
North Central Texas Health Facility Development Corp.,
Revenue (Baylor Health Care System Project)
5.50%, 5/15/2007	2,000,000	2,092,320
Utah—1.0%
Utah Board of Regents, Student Loan Revenue
5%, 5/1/2006	2,310,000	2,358,741
Virginia—11.1%
Chesterfield County Industrial Development Authority, PCR
(Virginia Electric and Power Co.)
5.50%, 10/1/2009	3,000,000	3,139,950
Fairfax County, Public Improvement
4%, 6/1/2005	5,000,000	5,014,750
Fairfax County Economic Development Authority, RRR
5.85%, 2/1/2006 (Insured; AMBAC)	4,000,000	4,101,520
Fredericksburg Industrial Development Authority,
Hospital Facilities Revenue (Medicorp Health
System) 5%, 8/15/2006	1,665,000	1,709,073
Hopewell, Public Improvement
5%, 7/15/2009	3,250,000	3,369,047
Roanoke Industrial Development Authority, HR
(Carilion Health System)
4%, 7/1/2006 (Insured; MBIA)	3,235,000	3,282,037
Southwest Virginia Regional Jail Authority,
Jail Facilities Grant Anticipation Notes
3%, 9/1/2006 (Insured; MBIA)	4,000,000	4,006,600
York County Industrial Development Authority, PCR
(Virginia Electric and Power Co.)
5.50%, 7/1/2009	2,000,000	2,093,300
Washington—1.1%
Energy Northwest, Wind Project Revenue
4.30%, 7/1/2005	615,000	616,777
Washington, COP
(Department of Ecology)
4.50%, 4/1/2008 (Insured; AMBAC)	1,000,000	1,038,500
Washington Public Power Supply System
(Nuclear Project Number 2 Revenue)
5.75%, 7/1/2009	1,000,000	1,095,730

The Fund

15

S T A T E M E N T O F I N V E S T M E N T S (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Wisconsin—2.1%
Badger Tobacco Asset Securitization Corp.,
Tobacco Settlement Asset-Backed Bonds
5.50%, 6/1/2006	2,000,000	2,035,660
Racine, SWDR (Republic Services Project)
3.25%, 4/1/2009	3,000,000	2,910,030
U.S. Related—1.4%
Puerto Rico Public Buildings Authority,
Revenue (Government Facilities)
4.50%, 7/1/2007	2,000,000	2,058,120
Virgin Islands Public Finance Authority, Revenue
6%, 10/1/2006	1,220,000	1,263,383

Total Investments (cost $242,090,494)	100.0%	241,136,888
Cash and Receivables (Net)	.0%	20,170
Net Assets	100.0%	241,157,058

16

Summary of Abbreviations

ACA	American Capital Access	IDR	Industrial Development Revenue
AMBAC	American Municipal Bond	LOC	Letter of Credit
	Assurance Corporation	LR	Lease Revenue
COP	Certificate of Participation	MBIA	Municipal Bond Investors Assurance
EIR	Environmental Improvement		Insurance Corporation
	Revenue	MFHR	Multi-Family Housing Revenue
FGIC	Financial Guaranty Insurance	PCR	Pollution Control Revenue
	Company	RRR	Resources Recovery Revenue
FSA	Financial Security Assurance	SWDR	Solid Waste Disposal Revenue
HR	Hospital Revenue	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s Value (%) †

AAA	Aaa	AAA	25.2
AA	Aa	AA	27.3
A	A	A	28.5
BBB	Baa	BBB	13.3
BB	Ba	BB	.5
F1	MIG1/P1	SP1/A1	1.7
Not Rated [b]	Not Rated [b]	Not Rated [b]	3.5
			100.0

†	Based on total investments.
[a]	Inverse Floater Security—the interest rate is subject to change periodically.
[b]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund

17

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2005

			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments			242,090,494	241,136,888
Interest receivable				3,571,559
Receivable for shares of Beneficial Interest subscribed				2,230
Prepaid expenses				32,418
				244,743,095

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				128,157
Cash overdraft due to Custodian				3,070,910
Payable for shares of Beneficial Interest redeemed				324,278
Accrued expenses				62,692
				3,586,037

Net Assets ($)				241,157,058

Composition of Net Assets ($):
Paid-in capital				247,553,913
Accumulated net realized gain (loss) on investments				(5,443,249)
Accumulated net unrealized appreciation
(depreciation) on investments				(953,606)

Net Assets ($)				241,157,058

Net Asset Value Per Share
	Class A	Class B	Class D	Class P

Net Assets ($)	13,258,620	1,794,532	223,267,293	2,836,613
Shares Outstanding	1,048,033	141,805	17,641,585	224,048

Net Asset Value Per Share ($)	12.65	12.65	12.66	12.66

See notes to financial statements.
18

STATEMENT OF OPERATIONS Year Ended March 31, 2005
Investment Income ($):
Interest Income	8,316,992
Expenses:
Management fee—Note 3(a)	1,351,971
Distribution fees—Note 3(b)	267,557
Shareholder servicing costs—Note 3(c)	198,878
Registration fees	64,267
Professional fees	55,088
Custodian fees	33,151
Prospectus and shareholders’ reports	21,037
Trustees’ fees and expenses—Note 3(d)	9,772
Loan commitment fees—Note 2	1,943
Miscellaneous	27,461
Total Expenses	2,031,125
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(4,954)
Net Expenses	2,026,171
Investment Income—Net	6,290,821

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	490,175
Net unrealized appreciation (depreciation) on investments	(6,283,674)
Net Realized and Unrealized Gain (Loss) on Investments	(5,793,499)
Net Increase in Net Assets Resulting from Operations	497,322

See notes to financial statements.

The Fund

19

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended March 31,

	2005	2004

Operations ($):
Investment income—net	6,290,821	8,227,953
Net realized gain (loss) on investments	490,175	1,612,855
Net unrealized appreciation
(depreciation) on investments	(6,283,674)	(2,853,002)
Net Increase (Decrease) in Net Assets
Resulting from Operations	497,322	6,987,806

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(269,089)	(187,323)
Class B shares	(28,578)	(12,100)
Class D shares	(5,898,420)	(7,946,793)
Class P shares	(81,528)	(58,051)
Net realized gain on investments:
Class A shares	(3,316)	—
Class B shares	(536)	—
Class D shares	(62,275)	—
Class P shares	(866)	—
Total Dividends	(6,344,608)	(8,204,267)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	9,649,536	13,598,335
Class B shares	1,453,808	1,386,600
Class D shares	37,417,895	63,544,078
Class P shares	1,061,020	4,817,438
Dividends reinvested:
Class A shares	244,599	145,214
Class B shares	22,365	9,342
Class D shares	5,115,704	6,841,893
Class P shares	66,381	48,998
Cost of shares redeemed:
Class A shares	(5,919,013)	(4,317,986)
Class B shares	(939,271)	(208,007)
Class D shares	(90,739,470)	(113,596,902)
Class P shares	(1,800,774)	(1,268,925)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(44,367,220)	(28,999,922)
Total Increase (Decrease) in Net Assets	(50,214,506)	(30,216,383)

Net Assets ($):
Beginning of Period	291,371,564	321,587,947
End of Period	241,157,058	291,371,564

20

		Year Ended March 31,

	2005	2004

Capital Share Transactions:
Class A [a]
Shares sold	756,397	1,050,211
Shares issued for dividends reinvested	19,166	11,218
Shares redeemed	(463,653)	(333,157)
Net Increase (Decrease) in Shares Outstanding	311,910	728,272

Class B [a]
Shares sold	113,698	107,110
Shares issued for dividends reinvested	1,752	721
Shares redeemed	(73,571)	(16,066)
Net Increase (Decrease) in Shares Outstanding	41,879	91,765

Class D
Shares sold	2,925,838	4,902,719
Shares issued for dividends reinvested	400,555	527,858
Shares redeemed	(7,102,179)	(8,765,084)
Net Increase (Decrease) in Shares Outstanding	(3,775,786)	(3,334,507)

Class P
Shares sold	82,634	371,482
Shares issued for dividends reinvested	5,195	3,782
Shares redeemed	(141,078)	(98,044)
Net Increase (Decrease) in Shares Outstanding	(53,249)	277,220

[a] During the period ended March 31, 2005, 17,868 Class B shares representing $227,135 were automatically converted to 17,869 Class A shares and during the period ended March 31, 2004, 16,012 Class B shares representing $207,307 were automaticaly converted to 16,013 class A shares.
See notes to financial statements.

The Fund

21

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Year Ended March 31,

Class A Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	12.93	12.98	13.06
Investment Operations:
Investment income—net [b]	.28	.33	.02
Net realized and unrealized
gain (loss) on investments	(.28)	(.05)	(.08)
Total from Investment Operations	.00	.28	(.06)
Distributions:
Dividends from investment income—net	(.28)	(.33)	(.02)
Dividends from net realized
gain on investments	(.00)[c]	—	—
Total Distributions	(.28)	(.33)	(.02)
Net asset value, end of period	12.65	12.93	12.98

Total Return (%) [d]	.04	2.17	(.46)[e]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.86	.87	1.14[f]
Ratio of net expenses to average net assets	.86	.87	1.14[f]
Ratio of net investment income
to average net assets	2.20	2.47	3.25[f]
Portfolio Turnover Rate	33.55	38.06	77.91

Net Assets, end of period ($ x 1,000)	13,259	9,516	102

[a]	From March 12, 2003 (commencement of initial offering) to March 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Amount represents less than $.01 per share.
[d] Exclusive of sales charge.
[e] Not annualized.
[f] Annualized.
See notes to financial statements.

22

	Year Ended March 31,

Class B Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	12.93	12.98	13.06
Investment Operations:
Investment income—net [b]	.18	.22	.01
Net realized and unrealized
gain (loss) on investments	(.28)	(.05)	(.08)
Total from Investment Operations	(.10)	.17	(.07)
Distributions:
Dividends from investment income—net	(.18)	(.22)	(.01)
Dividends from net realized
gain on investments	(.00)[c]	—	—
Total Distributions	(.18)	(.22)	(.01)
Net asset value, end of period	12.65	12.93	12.98

Total Return (%) [d]	(.74)	1.35	(.50)[e]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.65	1.69	1.83[f]
Ratio of net expenses to average net assets	1.65	1.69	1.83[f]
Ratio of net investment income
to average net assets	1.42	1.67	1.91[f]
Portfolio Turnover Rate	33.55	38.06	77.91

Net Assets, end of period ($ x 1,000)	1,795	1,292	106

[a]	From March 12, 2003 (commencement of initial offering) to March 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Amount represents less than $.01 per share.
[d] Exclusive of sales charge.
[e] Not annualized.
[f] Annualized.
See notes to financial statements.

The Fund

23

FINANCIAL HIGHLIGHTS (continued)
		Year Ended March 31,

Class D Shares	2005	2004	2003 [a]	2002 [b]	2001

Per Share Data ($):
Net asset value, beginning of period	12.93	12.98	12.91	13.01	12.81
Investment Operations:
Investment income—net	.30[c]	.35[c]	.43[c]	.52[c]	.55
Net realized and unrealized
gain (loss) on investments	(.27)	(.05)	.08	(.10)	.20
Total from Investment Operations	.03	.30	.51	.42	.75
Distributions:
Dividends from investment income—net	(.30)	(.35)	(.44)	(.52)	(.55)
Dividends from net realized
gain on investments	(.00)[d]	—	(.00)[d]	—	—
Total Distributions	(.30)	(.35)	(.44)	(.52)	(.55)
Net asset value, end of period	12.66	12.93	12.98	12.91	13.01

Total Return (%)	.26	2.31	3.99	3.24	5.96

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.74	.75	.72	.69	.71
Ratio of net expenses
to average net assets	.74	.75	.72	.69	.71
Ratio of net investment income
to average net assets	2.34	2.68	3.34	3.98	4.26
Portfolio Turnover Rate	33.55	38.06	77.91	54.94	37.77

Net Assets, end of period ($ x 1,000)	223,267	276,976	321,379	356,127	280,379

[a]	The fund commenced offering four classes of shares on March 12, 2003.The existing shares were redesignated
Class D shares and the fund added Class A, Class B and Class P.
[b]	As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities on a daily basis.The effect of this change for the period ended March 31, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gain (loss) on investments per share by $.01 and increase the ratio of net investment income to average net assets from 3.96% to 3.98%. Per share data and ratios/supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
[c]	Based on average shares outstanding at each month end.
[d]	Amount represents less than $.01 per share.
See notes to financial statements.

24

	Year Ended March 31,

Class P Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	12.94	12.98	13.06
Investment Operations:
Investment income—net [b]	.28	.32	.02
Net realized and unrealized
gain (loss) on investments	(.28)	(.03)	(.08)
Total from Investment Operations	.00	.29	(.06)
Distributions:
Dividends from investment income—net	(.28)	(.33)	(.02)
Dividends from net realized gain on investments	(.00)[c]	—	—
Total Distributions	(.28)	(.33)	(.02)
Net asset value, end of period	12.66	12.94	12.98

Total Return (%)	.04	2.24	(.45)[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.87	.87	.94[e]
Ratio of net expenses to average net assets	.87	.87	.94[e]
Ratio of net investment income
to average net assets	2.21	2.41	2.90[e]
Portfolio Turnover Rate	33.55	38.06	77.91

Net Assets, end of period ($ x 1,000)	2,837	3,587	1

[a]	From March 12, 2003 (commencement of initial offering) to March 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Amount represents less than $.01 per share.
[d] Not annualized.
[e] Annualized.
See notes to financial statements.

The Fund

25

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Short-Intermediate Municipal Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class D and Class P. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class P shares are sold at net asset value per share with a minimum initial investment of $100,000. Class D shares are sold at net asset value per share directly by Dreyfus and through certain banks and fund supermarkets,and as a part of certain wrap-fee programs. Class A shares purchased at net asset value (an investment of $250,000 or more) will have a CDSC imposed on redemptions made within eighteen months of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

26

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally

The Fund

27

NOTES TO FINANCIAL STATEMENTS (continued)

declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At March 31, 2005, the components of accumulated earnings on a tax basis were as follows: undistributed tax exempt income $44,925, accumulated capital losses $5,443,249 and unrealized depreciation $944,654.

The accumulated capital loss carryover is available to be applied against future net securities profits, if any, realized subsequent to March 31, 2005. If not applied, $5,399,245 expires in fiscal 2011 and $44,004 expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2005 and March 31, 2004, respectively, were as follows: tax exempt income of $6,277,615 and $8,204,267 and ordinary income $66,993 and $0, respectively.

During the period ended March 31, 2005, as a result of permanent book to tax differences primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $13,206, increased accumulated net realized gain (loss) on investments by $66,994 and decreased paid-in capital by $53,788. Net assets were not affected by this reclassification.

28

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2005, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed with respect to Class D shares, 1 1 / 2 % of the value of the fund’s average daily net assets, attributable to Class D shares, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended March 31, 2005, there was no expense reimbursement pursuant to the Agreement.

During the period ended March 31, 2005, the Distributor retained $7,836 earned from commissions on sales of the fund’s Class A shares and $6,214 from contingent deferred sales charges on redemptions on the fund’s Class B shares.

The Fund

29

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class D shares pay the Distributor for distributing their shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B shares and .10 of 1% of the value of the average daily net assets of Class D shares. During the period ended March 31, 2005, Class B and Class D shares were charged $15,132 and $252,425, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class P shares pay the distributor at an annual rate of .25 of 1% of the value of the average daily net assets of Class A, Class B and Class P shares, for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A, Class B and Class P shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2005, Class A, Class B and Class P shares were charged $30,614, $5,044 and $9,263, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2005, the fund was charged $74,542 pursuant to the transfer agency agreement.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $103,930, Rule 12b-1 distribution plan fees $20,415 and shareholder services plan fees $3,812.

30

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2005, amounted to $89,053,347 and $130,999,115, respectively.

At March 31, 2005, the cost of investments for federal income tax purposes was $242,081,542 accordingly, accumulated net unrealized depreciation on investments was $944,654, consisting of $608,617 gross unrealized appreciation and $1,553,271 gross unrealized depreciation.

NOTE 5—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and

The Fund

31

NOTES TO FINANCIAL STATEMENTS (continued)

distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants.With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

32

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Premier Short-Intermediate Municipal Bond Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Premier Short-Intermediate Municipal Bond Fund, as of March 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights,assessing the accounting principles used and significant estimates made by management,and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005 by correspondence with the custodian.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier Short-Intermediate Municipal Bond Fund at March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
May 5, 2005

The Fund	33

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during its fiscal year ended March 31, 2005 as “exempt-interest dividends” (not generally subject to regular federal income tax).

As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any) and capital gain distributions (if any) paid for the 2005 calendar year on Form 1099-DIV which will be mailed by January 31, 2006.

34

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (61) Chairman of the Board (1995)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Azimuth Trust, an institutional asset management firm, Member of Board of Managers and Advisory Board

No. of Portfolios for which Board Member Serves: 193

———————

Clifford L. Alexander, Jr. (71)
Board Member (1997)

Principal Occupation During Past 5 Years:
  President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
  Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
  Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation (October 1999-September 2000)
Other Board Memberships and Affiliations:
  Wyeth (formerly, American Home Products Corporation), a global leader in pharmaceuticals, consumer healthcare products and animal health products, Director
  Mutual of America Life Insurance Company, Director

No. of Portfolios for which Board Member Serves: 66

———————

Lucy Wilson Benson (77) Board Member (1990)

Principal Occupation During Past 5 Years:

• President of Benson and Associates, consultants to business and government (1980-present)

Other Board Memberships and Affiliations:
  The International Executive Services Corps., Director
  Citizens Network for Foreign Affairs,Vice Chairperson
  Council on Foreign Relations, Member
  Lafayette College Board of Trustees,Vice Chairperson
  Atlantic Council of the U.S., Director
No. of Portfolios for which Board Member Serves: 40

The Fund

35

BOARD MEMBERS INFORMATION (Unaudited) (continued)

David W. Burke (69) Board Member (1994)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:
  John F. Kennedy Library Foundation, Director
  U.S.S. Constitution Museum, Director

No. of Portfolios for which Board Member Serves: 84

———————
Whitney I. Gerard (70) Board Member (1989)
Principal Occupation During Past 5 Years: • Partner of Chadbourne & Parke LLP

No. of Portfolios for which Board Member Serves: 38

———————
Arthur A. Hartman (79) Board Member (1990)
Principal Occupation During Past 5 Years:

  Chairman of First NIS Regional Fund (ING/Barings Management) and New Russia Fund
  Advisory Council Member to Barings-Vostok
Other Board Memberships and Affiliations: • APCO Associates, Inc., Senior Consultant

No. of Portfolios for which Board Member Serves: 38

———————
George L. Perry (71) Board Member (1990)

Principal Occupation During Past 5 Years:

• Economist and Senior Fellow at Brookings Institution

No. of Portfolios for which Board Member Serves: 38

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

36

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
March 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 59 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice
President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 51 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Secretary since
March 2000.

Associate General Counsel of the Manager, and an officer of 88 investment companies (comprised of 194 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1991.

ROBERT R. MULLERY, Assistant Secretary
since March 2000.

Associate General Counsel of the Manager, and an officer of 24 investment companies (comprised of 58 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since May 1986.

STEVEN F. NEWMAN, Assistant Secretary
since March 2000.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since July 1980.

JEFF PRUSNOFSKY, Assistant Secretary
since March 2000.

Associate General Counsel of the Manager, and an officer of 24 investment companies (comprised of 88 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1985.

GREGORY S. GRUBER, Assistant
Treasurer since March 2000.

Senior Accounting Manager – Municipal Bond Funds of the Manager, and an officer of 24 investment companies (comprised of 55 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since August 1981.

The Fund

37

OFFICERS OF THE FUND (Unaudited) (continued)

KENNETH J. SANDGREN, Assistant
Treasurer since November 2001.

Mutual Funds Tax Director of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 1993.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

38

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprising 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 47 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
September 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 88 investment companies (comprised of 198 portfolios) managed by the Manager. He is 34 years old and has been an employee of the Distributor since October 1998.

NOTES

For More	Information

Dreyfus Premier	Transfer Agent &
Short-Intermediate	Dividend Disbursing Agent
Municipal Bond Fund
Dreyfus Transfer, Inc.
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166

Manager	Distributor
The Dreyfus Corporation
Dreyfus Service Corporation
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166
Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2004, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $27,195 in 2004 and $29,480 in 2005.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2004 and $0 in 2005.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $288,500 in 2004 and $0 in 2005.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $2,794 in 2004 and $2,725 in 2005. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various

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financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $178 in 2004 and $153 in 2005. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $639,435 in 2004 and $605,451 in 2005.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 8.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 9.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor West, New York,

SSL-DOCS2 70128344v14

New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 10.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11.	Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER SHORT INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	June 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	June 1, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	June 1, 2005

EXHIBIT INDEX
(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

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